Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2018 and December 31, 2017:

Description	Balances as of June 30, 2018	Quoted prices in active markets for (Level 1)	Significant other (Level 2)	Balances as of December 31, 2017	Quoted prices in active markets for (Level 1)	Significant other (Level 2)
Assets
Derivatives
Foreign currency forward contract	20	—	20	—	—	—
Liabilities
Derivatives
Foreign currency forward contract	—	—	—	(359)	—	(359)

Total financial assets	20	—	20	(359)	—	(359)